American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
September 30, 2021

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.2%
Aerospace and Defense — 0.6%
Huntington Ingalls Industries, Inc.	34,875	6,732,968
Air Freight and Logistics — 0.9%
FedEx Corp.	49,037	10,753,324
Automobiles — 1.6%
Ford Motor Co.(1)	536,102	7,591,204
Tesla, Inc.(1)	13,877	10,761,336
		18,352,540
Banks — 4.4%
Bank of Nova Scotia (The)	67,702	4,167,099
Canadian Imperial Bank of Commerce	51,417	5,723,825
Comerica, Inc.	76,790	6,181,595
JPMorgan Chase & Co.	105,208	17,221,498
Wells Fargo & Co.	253,369	11,758,855
Zions Bancorp N.A.	99,974	6,187,391
		51,240,263
Beverages — 0.1%
Molson Coors Beverage Co., Class B	29,580	1,371,920
Biotechnology — 3.4%
AbbVie, Inc.	110,170	11,884,038
Exelixis, Inc.(1)	87,927	1,858,777
Horizon Therapeutics plc(1)	45,118	4,942,226
Moderna, Inc.(1)	17,296	6,656,538
Regeneron Pharmaceuticals, Inc.(1)	13,865	8,390,821
Vertex Pharmaceuticals, Inc.(1)	29,117	5,281,532
		39,013,932
Building Products — 0.6%
Carrier Global Corp.	138,901	7,189,516
Capital Markets — 2.6%
Cboe Global Markets, Inc.	41,383	5,125,698
Goldman Sachs Group, Inc. (The)	18,314	6,923,241
Morgan Stanley	101,537	9,880,566
T. Rowe Price Group, Inc.	44,096	8,673,683
		30,603,188
Chemicals — 1.9%
Chemours Co. (The)	220,052	6,394,711
Eastman Chemical Co.	57,302	5,772,603
Olin Corp.	105,103	5,071,220
Sherwin-Williams Co. (The)	16,457	4,603,517
		21,842,051
Commercial Services and Supplies — 1.7%
ABM Industries, Inc.	75,077	3,379,216
Clean Harbors, Inc.(1)	38,296	3,977,805
Waste Management, Inc.	79,842	11,925,201
		19,282,222
Communications Equipment — 0.9%
Motorola Solutions, Inc.	11,145	2,589,206
Nokia Oyj(1)	1,491,519	8,226,182
		10,815,388

Construction and Engineering — 1.9%
Dycom Industries, Inc.(1)	62,070	4,421,867
EMCOR Group, Inc.	34,697	4,003,340
MasTec, Inc.(1)	42,084	3,631,007
Quanta Services, Inc.	92,555	10,534,610
		22,590,824
Containers and Packaging — 0.6%
Greif, Inc., Class A	23,926	1,545,620
WestRock Co.	102,017	5,083,507
		6,629,127
Distributors — 0.3%
LKQ Corp.(1)	69,033	3,473,741
Diversified Consumer Services — 0.5%
H&R Block, Inc.	240,051	6,001,275
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	59,948	16,362,207
Diversified Telecommunication Services — 0.6%
Liberty Global plc, Class C(1)	218,744	6,444,198
Electrical Equipment — 1.8%
Atkore, Inc.(1)	44,350	3,854,902
Eaton Corp. plc	68,924	10,291,043
nVent Electric plc	147,400	4,765,442
Regal Beloit Corp.	10,006	1,504,302
		20,415,689
Entertainment — 0.8%
Electronic Arts, Inc.	62,693	8,918,079
Equity Real Estate Investment Trusts (REITs) — 1.1%
ProLogis, Inc.	101,384	12,716,595
Food and Staples Retailing — 1.1%
Kroger Co. (The)	154,876	6,261,637
Walmart, Inc.	43,470	6,058,848
		12,320,485
Food Products — 1.2%
Darling Ingredients, Inc.(1)	56,612	4,070,403
Sanderson Farms, Inc.	1,037	195,163
Tyson Foods, Inc., Class A	121,632	9,601,630
		13,867,196
Health Care Equipment and Supplies — 4.0%
Abbott Laboratories	92,528	10,930,333
Danaher Corp.	50,627	15,412,884
DexCom, Inc.(1)	10,649	5,823,512
Edwards Lifesciences Corp.(1)	70,975	8,035,080
IDEXX Laboratories, Inc.(1)	10,095	6,278,080
		46,479,889
Health Care Providers and Services — 4.7%
AMN Healthcare Services, Inc.(1)	77,620	8,906,895
Anthem, Inc.	14,600	5,442,880
HCA Healthcare, Inc.	46,484	11,282,597
McKesson Corp.	48,922	9,754,068
Molina Healthcare, Inc.(1)	27,417	7,438,506
UnitedHealth Group, Inc.	30,231	11,812,461
		54,637,407
Hotels, Restaurants and Leisure — 1.8%
Bloomin' Brands, Inc.(1)	115,579	2,889,475

Domino's Pizza, Inc.	9,837	4,691,855
Starbucks Corp.	85,445	9,425,438
Yum! Brands, Inc.	36,505	4,464,927
		21,471,695
Household Products — 0.4%
Kimberly-Clark Corp.	34,603	4,582,821
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	38,309	8,132,235
Insurance — 0.5%
Hartford Financial Services Group, Inc. (The)	86,955	6,108,589
Interactive Media and Services — 8.2%
Alphabet, Inc., Class A(1)	15,933	42,597,194
Alphabet, Inc., Class C(1)	8,165	21,762,256
Facebook, Inc., Class A(1)	91,199	30,952,029
		95,311,479
Internet and Direct Marketing Retail — 3.0%
Amazon.com, Inc.(1)	10,810	35,511,282
IT Services — 2.9%
Accenture plc, Class A	47,874	15,315,850
Cognizant Technology Solutions Corp., Class A	78,345	5,813,982
Gartner, Inc.(1)	24,769	7,526,804
Mastercard, Inc., Class A	15,216	5,290,299
		33,946,935
Leisure Products — 0.2%
Polaris, Inc.	21,644	2,589,921
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	51,852	8,168,246
Charles River Laboratories International, Inc.(1)	21,444	8,849,295
		17,017,541
Machinery — 0.3%
AGCO Corp.	32,025	3,924,023
Multiline Retail — 0.9%
Target Corp.	47,853	10,947,331
Oil, Gas and Consumable Fuels — 2.6%
APA Corp.	282,770	6,059,761
ConocoPhillips	99,399	6,736,270
Diamondback Energy, Inc.	67,892	6,427,336
Ovintiv, Inc.	239,581	7,877,423
Targa Resources Corp.	76,214	3,750,491
		30,851,281
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	33,817	2,075,349
Personal Products — 0.5%
Unilever plc	97,702	5,289,423
Pharmaceuticals — 1.2%
Pfizer, Inc.	113,372	4,876,130
Roche Holding AG	25,886	9,447,607
		14,323,737
Professional Services — 0.3%
Robert Half International, Inc.	32,414	3,252,097
Road and Rail — 0.8%
Landstar System, Inc.	12,761	2,013,941
Ryder System, Inc.	82,454	6,819,770
		8,833,711

Semiconductors and Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc.(1)	124,834	12,845,419
Analog Devices, Inc.	38,983	6,528,873
Broadcom, Inc.	14,416	6,990,751
NVIDIA Corp.	60,033	12,436,436
NXP Semiconductors NV	63,530	12,443,621
Qorvo, Inc.(1)	15,942	2,665,343
QUALCOMM, Inc.	85,725	11,056,810
STMicroelectronics NV, (New York)	96,779	4,222,468
United Microelectronics Corp., ADR	743,934	8,503,166
		77,692,887
Software — 11.5%
Autodesk, Inc.(1)	24,799	7,071,931
Fortinet, Inc.(1)	26,359	7,697,882
HubSpot, Inc.(1)	7,745	5,236,317
Intuit, Inc.	9,928	5,356,255
Microsoft Corp.	257,756	72,666,572
Oracle Corp. (New York)	88,779	7,735,314
Palo Alto Networks, Inc.(1)	15,495	7,422,105
salesforce.com, Inc.(1)	53,698	14,563,972
Teradata Corp.(1)	114,709	6,578,561
		134,328,909
Specialty Retail — 4.6%
Bath & Body Works, Inc.	47,082	2,967,579
Best Buy Co., Inc.	84,098	8,890,000
Dick's Sporting Goods, Inc.	56,759	6,798,025
Home Depot, Inc. (The)	21,794	7,154,098
Lowe's Cos., Inc.	55,317	11,221,607
O'Reilly Automotive, Inc.(1)	2,946	1,800,183
RH(1)	4,425	2,951,077
Signet Jewelers Ltd.	74,391	5,873,913
Williams-Sonoma, Inc.	33,046	5,860,047
		53,516,529
Technology Hardware, Storage and Peripherals — 7.5%
Apple, Inc.	514,299	72,773,309
HP, Inc.	174,080	4,762,829
NetApp, Inc.	56,108	5,036,254
Seagate Technology Holdings plc	51,833	4,277,259
		86,849,651
Textiles, Apparel and Luxury Goods — 0.7%
Crocs, Inc.(1)	23,233	3,333,471
NIKE, Inc., Class B	35,955	5,221,745
		8,555,216
Wireless Telecommunication Services — 0.5%
Vodafone Group plc	3,701,287	5,632,218
TOTAL COMMON STOCKS (Cost $909,796,384)		1,118,798,884
TEMPORARY CASH INVESTMENTS — 4.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $8,606,612), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $8,435,164)		8,435,160
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $28,686,506), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $28,124,008)		28,124,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	9,811,116	9,811,116
TOTAL TEMPORARY CASH INVESTMENTS (Cost $46,370,276)		46,370,276
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $956,166,660)		1,165,169,160
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,275,693)
TOTAL NET ASSETS — 100.0%		$1,162,893,467

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	135	December 2021	$29,009,813	$(822,954)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,080,312,530	38,486,354	—
Temporary Cash Investments	9,811,116	36,559,160	—
	1,090,123,646	75,045,514	—
Liabilities
Other Financial Instruments
Futures Contracts	822,954	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.